Earnings per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per Share
10. Earnings Per Share

Basic earnings per share is calculated by dividing the net income available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2025 and 2024:

	Three months ended June 30, 2024	Three months ended June 30, 2025	Six months ended June 30, 2024	Six months ended June 30, 2025
	(in thousands except for share data)
Net Income attributable to stockholders of Navigator Holdings Ltd.	$23,240	$21,453	$45,813	$48,490

Basic weighted average number of shares	72,458,773	68,808,277	72,834,272	69,097,844
Effect of dilutive potential share options	424,360	694,070	485,877	713,107
Diluted weighted average number of shares	72,883,133	69,502,347	73,320,149	69,810,951

Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share	$0.32	$0.31	$0.63	$0.70
Diluted earnings per share	$0.32	$0.31	$0.62	$0.69